OPERATING INCOME (Tables)	6 Months Ended
Jun. 30, 2024
OPERATING INCOME
Schedule of interest and valuation on financial asset instruments
The following table sets forth the detail of interest and valuation on financial asset instruments for the six-months
period ended June 30, 2024 and 2023 and the three-months period from April 01 to June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
Interest and valuation on financial instruments	2024	2023	2024	2023
	In millions of COP
Interest on debt instruments using the effective interest method	497,912	503,397	240,138	253,026

Interest and valuation on financial instruments
Debt investments (1)	583,100	196,876	284,827	(118,407)
Repos (2)	159,184	(60,505)	50,792	(25,415)
Derivatives	(12,274)	(128,490)	(18,588)	(30,599)
Spot transactions	(21,454)	(28,348)	(14,521)	(37,853)

Total valuation on financial instruments	708,556	(20,467)	302,510	(212,274)

Total Interest and valuation on financial instruments	1,206,468	482,930	542,648	40,752

(1)
The increase is mainly presented in Bancolombia S.A., due to a higher volume and higher valuation in the portfolio of securities issued by foreign governments (United States Treasury Bonds), which are directly related to the variations in the exchange rate.

(2)	The increase is mainly in Bancolombia S.A and is due to the entry into temporary transfer of securities.

Schedule of interest on financial liability instruments
The following table sets forth the detail of interest on financial liability instruments for the six-months
period ended June 30, 2024 and 2023 and the three-months period from April 01 to June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
Interest expenses	2024	2023	2024	2023
	In millions of COP
Deposits (1)	6,235,521	6,461,026	3,047,647	3,270,957
Borrowing costs (1)	734,351	813,515	332,778	424,032
Debt instruments in issue (2)	595,519	762,372	310,348	377,204
Lease liabilities	68,723	55,858	35,509	30,539
Preferred shares	28,650	28,650	13,813	13,813
Overnight funds	10,012	19,593	5,459	11,761
Other interest (expense)	23,189	25,262	11,332	12,707

Total interest expenses	7,695,965	8,166,276	3,756,886	4,141,013

(1)
The intervention rate issued by the Banco de la República de Colombia for the period of 2024 started at 13.00% and closed at 11.75% and for 2023 it started at 12.00% and closed at 13.25%. This has an impact on the rates of deposits and financial obligations.

(2)	In 2024, the decrease occurs mainly due to maturities of debt securities in legal currency.

Schedule of balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers
The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3. Operating segments:
As of June 30, 2024

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
	In millions of COP
Revenue from contracts with customers
Commissions income
Credit and debit card fees and commercial establishments	1,295,450	127,711	114,430	43,138	—	—	—	934	—	1,581,663
Banking services	318,098	76,668	77,960	28,973	—	—	—	21,842	14,821	538,362
Payment and collections	499,814	5,608	—	—	—	—	—	—	—	505,422
Bancassurance	462,424	31,936	25	—	—	—	—	—	—	494,385
Fiduciary Activities and Securities	—	9,715	2,984	436	214,445	—	44,410	24	—	272,014
Acceptances, Guarantees and Standby Letters of Credit	37,071	14,113	2,681	1,200	—	—	—	310	—	55,375
Investment banking	—	1,083	928	—	—	40,624	4,434	—	—	47,069
Brokerage	—	8,079	—	—	—	—	12,608	(1)	—	20,686
Others	118,174	178	35,124	25,532	—	—	2,784	2,657	513	184,962

Total revenue of contracts with customers	2,731,031	275,091	234,132	99,279	214,445	40,624	64,236	25,766	15,334	3,699,938

For the three-months period from April 1, 2024 to June 30, 2024

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
	In millions of COP
Revenue from contracts with customers
Commissions income
Credit and debit card fees and commercial establishments	646,625	67,135	59,101	23,284	—	—	—	496	—	796,641
Banking services	168,241	50,815	39,541	13,399	—	—	—	9,619	7,913	289,528
Payment and collections	262,722	2,883	—	—	—	—	—	—	—	265,605
Bancassurance	269,921	16,140	12	—	—	—	—	—	—	286,073
Fiduciary Activities and Securities	—	4,811	1,504	204	105,645	—	23,571	12	—	135,747
Acceptances, Guarantees and Standby Letters of Credit	19,131	6,925	1,388	388	—	—	—	153	—	27,985
Investment banking	—	692	461	—	—	32,484	2,338	—	—	35,975
Brokerage	—	4,212	—	—	—	—	9,524	(1)	—	13,735
Others	61,682	122	18,480	13,144	—	—	1,658	1,344	327	96,757

Total revenue of contracts with customers	1,428,322	153,735	120,487	50,419	105,645	32,484	37,091	11,623	8,240	1,948,046

As of June 30, 2023

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
	In millions of COP
Revenue from contracts with customers
Commissions income
Credit and debit card fees and commercial establishments	1,196,749	132,542	114,118	53,297	—	—	—	1,068	—	1,497,774
Banking services	289,666	50,547	80,806	35,655	—	—	—	18,777	10,158	485,609
Payment and collections	461,664	5,742	—	—	—	—	—	—	—	467,406
Bancassurance	430,950	36,653	43	—	2	—	6	—	—	467,654
Fiduciary Activities and Securities	—	10,121	3,290	436	177,604	—	37,880	28	—	229,359
Acceptances, Guarantees and Standby Letters of Credit	35,624	12,271	2,827	2,082	—	—	—	425	—	53,229
Investment banking	—	749	656	—	—	24,153	5,296	—	—	30,854
Brokerage	—	8,733	—	—	—	—	6,274	—	—	15,007
Others	124,870	171	39,232	29,455	—	—	4,047	3,169	3,604	204,548

Total revenue of contracts with customers	2,539,523	257,529	240,972	120,925	177,606	24,153	53,503	23,467	13,762	3,451,440

For the three-months period from April 1, 2023 to June 30, 2023

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	International Banking	All Other Segments	Total
	In millions of COP
Revenue from contracts with customers
Commissions income
Credit and debit card fees and commercial establishments	601,953	66,894	55,322	28,635	—	—	—	504	—	753,308
Banking services	139,650	25,135	39,905	18,329	—	—	—	9,355	5,344	237,718
Payment and collections	237,166	3,184	—	—	—	—	—	—	—	240,350
Bancassurance	236,333	18,145	19	—	2	—	6	—	—	254,505
Fiduciary Activities and Securities	—	5,536	1,513	225	90,776	—	18,744	13	—	116,807
Acceptances, Guarantees and Standby Letters of Credit	17,061	5,419	1,418	904	—	—	—	218	—	25,020
Investment banking	—	482	235	—	—	23,486	2,598	—	—	26,801
Brokerage	—	5,025	—	—	—	—	3,139	—	—	8,164
Others	66,494	68	19,552	13,374	—	—	2,105	1,396	1,794	104,783

Total revenue of contracts with customers	1,298,657	129,888	117,964	61,467	90,778	23,486	26,592	11,486	7,138	1,767,456

Schedule of fees and commissions expenses
The following table sets forth the detail of commissions expenses for the six-months
and three- months period ended June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
	2024	2023	2024	2023
	In millions of COP
Banking services	788,110	713,405	415,188	364,469
Sales, collections and other services	434,259	405,513	227,763	213,249
Correspondent banking	295,006	209,523	187,544	124,126
Payments and collections	20,108	20,268	11,181	12,651
Others	131,685	103,137	76,559	54,963

Total commissions expenses	1,669,168	1,451,846	918,235	769,458

Schedule of other operating income
The following table sets forth the detail of other operating income net for the six-months
period ended June 30, 2024 and 2023 and the three-months period from April 01 to June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
Other operating income	2024	2023	2024	2023
	In millions of COP
Leases and related services	902,031	849,020	441,935	431,320
Net foreign exchange and Derivatives Foreign exchange contracts (1)	163,051	736,434	143,537	452,635
Investment property valuation (2)	51,820	122,485	44,001	36,998
Insurance (3)	37,987	54,636	11,125	27,819
Gains on sale of assets (4)	32,995	91,060	15,090	43,497
Other reversals	26,168	13,881	7,304	4,209
Logistics services (5)	23,160	88,405	11,245	44,878
Penalties for failure to contracts	4,986	7,931	2,304	4,641
Others	128,215	145,753	64,543	73,728

Total other operating income	1,370,413	2,109,605	741,084	1,119,725

(1)	Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.
(2)	In 2024, the decrease occurs due to the indexation of properties to the UVR and due to updating the appraisals of investment properties.
(3)	Corresponds to income from insurance operations of Seguros Agromercantil S.A., subsidiary domiciled in Guatemala.
(4)	Corresponds mainly to lower gains on assets held for sale, mostly vehicles and assets returned from leasing contracts.
(5)	The decrease is mainly due to the total closure of operations of the subsidiary Transportempo.

Schedule of dividends received, and share of profits of equity method investees
The following table sets forth the detail of dividends received, and share of profits of equity method investees for the six-months
period ended June 30, 2024 and 2023 and the three-months period from April 01 to June 30, 2024 and 2023:

	For the six-month periods ended June 30		Quarterly
Dividends and net income on equity investments	2024	2023	2024	2023
	In millions of COP
Equity method (1)	133,312	129,052	56,023	36,769
Dividends (2)	33,867	56,192	23,867	32,312
Equity investments and other financial instruments (3)	(8,183)	(11,212)	(5,701)	(11,685)
Impairment of investments in joint ventures (4)	(313,284)	—	(313,284)	—
Others (5)	13,520	54,874	13,520	54,874

Total dividends and net income on equity investments	(140,768)	228,906	(225,575)	112,270

(1)
As of June 30, 2024 and 2023, corresponds to income from equity method of investments in associates for COP 188.466 and COP 170,983 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP (55,154) and COP (41,931), respectively.

(2)
As of June 30, 2024 and 2023, includes dividends received from equity investments at fair value through profit or loss for COP 1,224 and COP 729 and investments derecognised for COP 0 and COP 14, respectively; dividends from equity investments at fair value through OCI for COP 12,623 and COP 19,197, respectively, and returns received of the associate at fair value P.A. Viva Malls for COP 20,020 and COP 36,252, respectively.

(3)	For 2024, the variation is mainly explained by the valuation of Civico’s investment registered in Sinesa and the investment portfolio of Valores Bancolombia.
(4)
As of June 30, 2024, impairment of investments in joint ventures recognized in the Investment Banking segment for COP 156,205, in Bancolombia for COP 156,051 were recognized in Banking Colombia and in Negocios Digitales for COP 31 recognized in other segments.

(5)
For 2024, there is a
gain from the purchase in advantageous
conditions of P.A. Cedis Sodimac for COP 13,520 and for 2023 for the purchase of P.A. Nomad Cabrera for COP 31,117 and P.A. Nomad Central for COP 23,757.